8. Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue Disclosure [Text Block]
8.	Deferred Revenue

As of December 31, 2011 and 2010, the Company had deferred revenue of $310,658 and $55,119, respectively, which consisted of sales for which all elements of the agreements were not completed and for service plan agreements that has been deferred until the service period has occurred.